UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2014



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2014



[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

 ======================================================

         ANNUAL REPORT
         USAA REAL RETURN FUND
         FUND SHARES o INSTITUTIONAL SHARES
         DECEMBER 31, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"THE BEGINNING OF A NEW YEAR CAN BE A GREAT
TIME TO TAKE STOCK OF YOUR FINANCIAL WELL BEING,    [PHOTO OF BROOKS ENGLEHARDT]
TAX SITUATION, AND THE PROGRESS YOU'VE MADE
TOWARD YOUR GOALS."

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FEBRUARY 2015

When the reporting period began in January 2014, investors had high hopes for the U.S. economy--that growth would accelerate and the economic recovery would continue. At the same time, many expected long-term interest rates to rise when the Federal Reserve (the Fed) started tapering (or reducing) its quantitative easing (QE) asset purchases. Some pundits predicted a "great rotation" from bonds into stocks as interest rates rose and bond prices fell (bond prices and interest rates move in opposite directions).

The reality, however, was somewhat different. Instead of interest rates rising, they fell during the reporting period, driving up bond prices. Meanwhile, the U.S. economy hit a winter weather-related soft patch and actually contracted during the first quarter. Then, after regaining its footing in the second quarter, the U.S. economy slowly strengthened and by the end of the year, observers were once again optimistic that economic growth could accelerate in 2015.

During the reporting period, foreign economies underperformed that of the U.S. Europe's economic growth slowed, Japan struggled to jumpstart its moribund economy, and the economy of the former engine of global growth-- China--weakened. Although economic divergence is likely to continue for a time, we do not believe it will endure over the long term. Eventually, the global economy will either rebound or global economic weakness will weigh on the U.S. economy, dampening growth. According to Standard & Poor's, S&P 500 companies generate 46.3% of their sales overseas.

That said, economic divergence also has been observed in central bank policy and equity market performance. As the Fed finished tapering its QE program during October, other global central banks continued to ease monetary policy, pushing down interest rates around the world. At the same time, U.S. stocks recorded strong gains for the reporting period, outperforming European stocks and emerging markets stocks--which generally posted declines.

Meanwhile, inflation pressures have continued to ease, with the collapse of energy prices a prime example. Oil prices fell close to 50% during the reporting period. Natural gas prices also declined. At USAA Investments, we believe the U.S. economy will generally benefit from lower energy prices.

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

================================================================================

Consumer spending comprises a large percentage of the U.S. economy and lower energy prices means consumers will have more money to spend on other things. However, no one knows how significantly lower prices will affect energy-producing regions or energy-related industries, such as oil services and steel manufacturing.

The reporting period also was marked by an increase in geopolitical worries-- from Russia's involvement in Ukraine to ongoing Islamic extremism. Furthermore, near the end of the reporting period, Greece's government was forced to call an early national election, raising fears that the main opposition party--should it win--would seek to change the country's bailout agreement with the European Union. Stories such as these may influence the investment environment during the months ahead. We also expect to see exaggerated news reports if market volatility increases, as we anticipate that it might. However, dramatic news headlines are designed to elicit an emotional reaction, and shareholders should instead focus on relevant information, such as the direction of interest rates and economic conditions, to give them the perspective they need to appropriately manage their investments.

Investors also may want to make a new year's resolution to improve their financial fitness. As I write to you, 2015 has just started. The beginning of a new year can be a great time to take stock of your financial well being, tax situation, and the progress you've made toward achieving your goals. If you want to simplify your finances, you may consider consolidating some of your accounts. You also might want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. At the same time, you should make sure your investment plan still matches your goals, risk tolerance, and time horizon. If you'd like some help, please call one of our financial advisors. They would be happy to assist you.

From all of us here at USAA Investments, I wish you the happiest and healthiest of new years. We remain resolved to provide you with our best advice, exceptional service, and a wide variety of investment options. Thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Distributions to Shareholders                                             12

    Report of Independent Registered Public Accounting Firm                   13

    Portfolio of Investments                                                  14

    Notes to Portfolio of Investments                                         32

    Financial Statements                                                      36

    Notes to Financial Statements                                             39

EXPENSE EXAMPLE                                                               58

TRUSTEES' AND OFFICERS' INFORMATION                                           60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA REAL RETURN FUND (THE FUND) SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the Adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset classes: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the Adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset classes. In addition, the allocation of the Fund's assets among these classes may vary substantially from time to time.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

JOHN P. TOOHEY, CFA                                      R. MATTHEW FREUND, CFA
JULIANNE BASS, CFA                                       WASIF A. LATIF
DAN DENBOW, CFA                                          STEPHAN J. KLAFFKE, CFA
ARNOLD J. ESPE, CFA

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o   HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

    The past year was characterized by a high dispersion of returns among various segments of the financial markets, highlighted by weak performance for inflation-sensitive assets. Global growth slowed in Europe, Japan, and the emerging markets with growth rates coming in generally below expectations. In addition, global inflation continued to decelerate despite the pro-growth, pro-inflationary policies of the world's central banks. The most notable decline occurred in Europe, where consumer price inflation - which stood around 2% in early 2013 - came in below 0.5% throughout the second half the reporting period.

    These trends prompted overseas central banks to adopt more stimulative policies even as the Federal Reserve (the Fed) was wrapping up its quantitative easing program - a development that caused significant weakness in foreign currencies relative to the U.S. dollar. In contrast, the low-growth environment overseas was a positive for the U.S. bond market, which overcame negative expectations to finish the year with a gain. Domestic equities also performed well, delivering their sixth consecutive year of positive performance behind the strength in the U.S. economy.

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2  | USAA REAL RETURN FUND

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o   HOW DID THE USAA REAL RETURN FUND (THE FUND) PERFORM DURING THE REPORTING
    PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. At the end of the reporting period, the Fund Shares and Institutional Shares had total returns of 0.27% and 0.46%, respectively. This compares to a total return of 4.43% for the Barclays U.S. Government Inflation-Linked Bond Index.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE DURING THE REPORTING PERIOD.

    After performing well through the first six months of the year, the Fund gave back ground during the second half. The combination of slowing global growth and the strength of the U.S. dollar had an outsized impact on the commodity markets in general, and oil in particular, during this time. As a result, the Fund's commodity exposure - achieved via exchange-traded funds
    (ETFs) linked to specific commodities, as well as investments in the stocks of natural resources companies - weighed on performance. In addition, the Fund's allocations in gold and gold-related equities were hit hard during the reporting period.

    The backdrop of U.S. dollar strength, slower growth, and weak commodity prices also led to a negative return for the Fund's position in emerging market stocks, which we achieve via broad-based and individual-country ETFs. Although the asset class was pressured by a number of headwinds in 2014, we believe its compelling valuations create the foundation for longer-term outperformance. The Fund's allocation to local-currency emerging market bonds was an additional detractor from performance, as currency weakness more than offset positive bond market returns. From

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    a longer-term standpoint, we believe non-U.S. dollar assets can be an important source of diversification for U.S. investors, whose portfolios typically tend to be heavily weighted toward the U.S. dollar.

    A key benefit of the Fund's highly diversified approach is that even if some of the Fund's allocations are under pressure during a given period others may perform well and offset these declines. We believe this proved to be the case during 2014, as our allocations to domestic equities, real estate investment trusts (REITs), and investment-grade bonds contributed positively to performance.

    The Fund's domestic equity allocation focuses on large-cap stocks with the potential for long-term dividend growth. Investors gravitated toward U.S. large-cap stocks during the past year, as companies in the asset class generally feature strong balance sheets, above-average dividend yields, stable business lines, and exposure to U.S. economic growth trends. Strong stock selection, particularly in the information technology, consumer discretionary, and health care sectors, helped performance during the reporting period.

    The Fund's REIT allocation also produced a strong gain during the past year, reflecting an environment characterized by strength in the global property markets, falling long-term bond yields, and investors' continued thirst for higher-yielding assets.

    The Fund's investment-grade bond portfolio also performed well. In addition to generating a positive absolute return, the portfolio exceeded the performance of the overall bond market via strong individual security selection among corporate bonds and commercial mortgage-backed securities.

    The Fund generated a positive return from its allocation to Treasury Inflation Protected Securities. Our allocation to high-yield bonds also finished in positive territory. Although the high-yield market weakened considerably in the second half of the year, the asset class remained supported by the environment of moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

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4  | USAA REAL RETURN FUND

================================================================================

    While investments correlated to inflation did not perform well during 2014, we believe such assets will eventually be in demand because global money printing -- first by the Fed, now by Japan and likely soon by Europe -- is sowing the seeds of future inflation. We, therefore, retain a meaningful weighting in inflation-sensitive assets, particularly those - such as energy and gold mining stocks - whose second-half underperformance has made their valuations more attractive. At the same time, we held a substantial allocation in asset classes that we believe can perform well in the current environment of modest inflation and slow global growth. We believe this balanced approach is well suited to achieve our goal of delivering positive returns over the long term.

    Thank you for your investment in the Fund.

    The Real Return Fund may be subject to stock market risk and is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, shares of the Fund may be worth more or less than the original cost. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o As interest rates rise, existing bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
    o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investing in REITs has some of the same risks associated with the direct ownership of real estate. o ETFs are subject to risks similar to those of stocks.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES (FUND SHARES)
(Ticker Symbol: USRRX)


--------------------------------------------------------------------------------
                                       12/31/14                     12/31/13
--------------------------------------------------------------------------------

Net Assets                           $78.8 Million               $77.6 Million
Net Asset Value Per Share                $9.99                       $10.22


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
          1 YEAR                                      SINCE INCEPTION 10/18/10

          0.27%                                                3.22%


--------------------------------------------------------------------------------
                               EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                         1.35%


                 (Includes acquired fund fees and expenses of 0.13%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA REAL RETURN FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                 USAA REAL                       BARCLAYS U.S.
                                RETURN FUND                  GOVERNMENT INFLATION-
                                  SHARES                      LINKED BOND INDEX
10/31/2010                      $10,000.00                        $10,000.00
11/30/2010                        9,960.00                          9,826.89
12/31/2010                       10,088.37                          9,673.15
 1/31/2011                       10,088.37                          9,687.15
 2/28/2011                       10,239.25                          9,772.07
 3/31/2011                       10,320.65                          9,872.03
 4/30/2011                       10,563.72                         10,125.78
 5/31/2011                       10,563.72                         10,153.88
 6/30/2011                       10,469.70                         10,238.43
 7/31/2011                       10,561.72                         10,652.60
 8/31/2011                       10,367.46                         10,748.06
 9/30/2011                        9,920.52                         10,730.33
10/31/2011                       10,394.39                         10,930.92
11/30/2011                       10,322.28                         11,018.86
12/31/2011                       10,298.24                         11,025.66
 1/31/2012                       10,654.07                         11,284.56
 2/29/2012                       10,821.52                         11,242.17
 3/31/2012                       10,801.34                         11,114.59
 4/30/2012                       10,832.96                         11,349.91
 5/31/2012                       10,580.05                         11,559.45
 6/30/2012                       10,750.37                         11,491.59
 7/31/2012                       10,899.09                         11,723.83
 8/31/2012                       11,047.81                         11,681.58
 9/30/2012                       11,279.95                         11,742.40
10/31/2012                       11,333.46                         11,854.51
11/30/2012                       11,312.05                         11,912.35
12/31/2012                       11,444.92                         11,826.52
 1/31/2013                       11,521.07                         11,736.66
 2/28/2013                       11,466.68                         11,738.84
 3/31/2013                       11,565.79                         11,768.72
 4/30/2013                       11,653.32                         11,881.22
 5/31/2013                       11,412.60                         11,325.88
 6/30/2013                       11,053.03                         10,899.14
 7/31/2013                       11,317.25                         10,973.23
 8/31/2013                       11,163.12                         10,809.84
 9/30/2013                       11,329.02                         10,968.86
10/31/2013                       11,539.22                         11,032.45
11/30/2013                       11,406.46                         10,897.41
12/31/2013                       11,394.39                         10,731.46
 1/31/2014                       11,294.04                         10,964.59
 2/28/2014                       11,628.52                         11,017.63
 3/31/2014                       11,690.41                         10,968.53
 4/30/2014                       11,836.12                         11,128.79
 5/31/2014                       11,959.42                         11,379.12
 6/30/2014                       12,210.20                         11,413.39
 7/31/2014                       12,097.46                         11,425.39
 8/31/2014                       12,232.75                         11,488.23
 9/30/2014                       11,734.58                         11,179.32
10/31/2014                       11,745.89                         11,288.29
11/30/2014                       11,678.00                         11,322.44
12/31/2014                       11,425.08                         11,207.08

                                   [END OF CHART]

                        Data from 10/31/10 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmark:

o The unmanaged Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500 million or more.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the index does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the inception date of the Fund Shares is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

INVESTMENT OVERVIEW

USAA REAL RETURN FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker
Symbol: UIRRX)


--------------------------------------------------------------------------------
                                        12/31/14                     12/31/13
--------------------------------------------------------------------------------

Net Assets                           $382.0 Million               $334.7 Million
Net Asset Value Per Share                $10.00                       $10.23


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
           1 YEAR                                       SINCE INCEPTION 10/18/10

            0.46%                                                  3.45%

--------------------------------------------------------------------------------
                               EXPENSE RATIO AS OF 12/31/13*
--------------------------------------------------------------------------------

                                          0.94%


                 (Includes acquired fund fees and expenses of 0.13%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA REAL RETURN FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                              USAA REAL RETURN                 BARCLAYS U.S.
                             FUND INSTITUTIONAL            GOVERNMENT INFLATION-
                                   SHARES                   LINKED BOND INDEX
10/31/2010                       $10,000.00                     $10,000.00
11/30/2010                         9,970.00                       9,826.89
12/31/2010                        10,091.00                       9,673.15
 1/31/2011                        10,091.00                       9,687.15
 2/28/2011                        10,241.91                       9,772.07
 3/31/2011                        10,327.65                       9,872.03
 4/30/2011                        10,581.02                      10,125.78
 5/31/2011                        10,581.02                      10,153.88
 6/30/2011                        10,481.44                      10,238.43
 7/31/2011                        10,583.80                      10,652.60
 8/31/2011                        10,389.32                      10,748.06
 9/30/2011                         9,946.91                      10,730.33
10/31/2011                        10,421.56                      10,930.92
11/30/2011                        10,349.33                      11,018.86
12/31/2011                        10,330.72                      11,025.66
 1/31/2012                        10,687.31                      11,284.56
 2/29/2012                        10,855.12                      11,242.17
 3/31/2012                        10,839.63                      11,114.59
 4/30/2012                        10,871.32                      11,349.91
 5/31/2012                        10,617.76                      11,559.45
 6/30/2012                        10,793.65                      11,491.59
 7/31/2012                        10,942.82                      11,723.83
 8/31/2012                        11,091.99                      11,681.58
 9/30/2012                        11,319.44                      11,742.40
10/31/2012                        11,383.88                      11,854.51
11/30/2012                        11,373.14                      11,912.35
12/31/2012                        11,506.28                      11,826.52
 1/31/2013                        11,582.77                      11,736.66
 2/28/2013                        11,528.14                      11,738.84
 3/31/2013                        11,632.76                      11,768.72
 4/30/2013                        11,720.72                      11,881.22
 5/31/2013                        11,478.82                      11,325.88
 6/30/2013                        11,123.54                      10,899.14
 7/31/2013                        11,389.18                      10,973.23
 8/31/2013                        11,245.29                      10,809.84
 9/30/2013                        11,407.26                      10,968.86
10/31/2013                        11,607.58                      11,032.45
11/30/2013                        11,485.16                      10,897.41
12/31/2013                        11,478.47                      10,731.46
 1/31/2014                        11,377.49                      10,964.59
 2/28/2014                        11,714.10                      11,017.63
 3/31/2014                        11,780.72                      10,968.53
 4/30/2014                        11,927.42                      11,128.79
 5/31/2014                        12,051.55                      11,379.12
 6/30/2014                        12,310.92                      11,413.39
 7/31/2014                        12,197.35                      11,425.39
 8/31/2014                        12,333.63                      11,488.23
 9/30/2014                        11,826.12                      11,179.32
10/31/2014                        11,848.93                      11,288.29
11/30/2014                        11,780.51                      11,322.44
12/31/2014                        11,531.41                      11,207.08

                               [END OF CHART]

                       Data from 10/31/10 to 12/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmark listed above (see page 7 for the benchmark definition).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the index does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the inception date of the Institutional Shares is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                    O TOP 10 EQUITY HOLDINGS - 12/31/14 O
                              (% of Net Assets)

iShares Core MSCI Emerging
   Markets ETF* ........................................................... 6.6%

SPDR S&P Global Natural
   Resources ETF* ......................................................... 3.8%

SPDR Dow Jones International Real
   Estate ETF* ............................................................ 3.6%

WisdomTree Emerging Markets
   Local Debt Fund* ....................................................... 3.5%

iShares Gold Trust ........................................................ 2.0%

Powershares DB Commodity Index
   Tracking Fund .......................................................... 2.0%

PowerShares DB Oil Fund ................................................... 1.9%

EGShares Emerging Markets
   Consumer ETF* .......................................................... 1.1%

iShares Global Timber & Forestry ETF* ..................................... 0.9%

iShares MSCI Global Agriculture
   Producers ETF* ......................................................... 0.9%


* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

                    O TOP 10 BOND HOLDINGS - 12/31/14 O
                              (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes
  0.13%, 1/16/2023 ........................................................ 2.0%
  1.25%, 7/15/2020 ........................................................ 2.0%
  0.13%, 1/15/2022 ........................................................ 2.0%
  2.50%, 1/15/2029 ........................................................ 1.9%
  0.63%, 7/15/2021 ........................................................ 1.8%
  0.38%, 7/15/2023 ........................................................ 1.3%
  0.13%, 4/15/2018 ........................................................ 1.2%
  1.38%, 1/15/2020 ........................................................ 1.1%
  1.13%, 1/15/2021 ........................................................ 1.0%
  0.13%, 7/15/2022 ........................................................ 1.0%

                    O TOP 10 INDUSTRIES* - 12/31/14 O
                              (% of Net Assets)

U.S. Government .......................................................... 21.8%
Pharmaceuticals ..........................................................  2.7%
Diversified Banks ........................................................  2.6%
Gold .....................................................................  2.2%
Oil & Gas Storage & Transportation .......................................  2.1%
Commercial Mortgage-Backed Securities ....................................  1.8%
Integrated Oil & Gas .....................................................  1.6%
Asset-Backed Financing ...................................................  1.6%
Multi-Utilities ..........................................................  1.5%
Regional Bank ............................................................  1.4%

* Excludes Money Market Instruments

You will find a complete list of securities that the Fund owns on pages 14-31.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2014:

 DIVIDEND RECEIVED          QUALIFIED DIVIDEND          LONG TERM
DEDUCTION (CORPORATE      INCOME (NON-CORPORATE        CAPITAL GAIN       QUALIFIED INTEREST
  SHAREHOLDERS)(1)           SHAREHOLDERS)(1)        DISTRIBUTIONS(2)           INCOME
--------------------------------------------------------------------------------------------
     14.47%                      26.43%                  $2,016,000             $3,588,000
--------------------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA REAL RETURN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Real Return Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Real Return Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2015

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (12.5%)

              COMMON STOCKS (12.0%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              ADVERTISING (0.1%)
  6,900       Omnicom Group, Inc.                                                               $    535
                                                                                                --------
              AUTO PARTS & EQUIPMENT (0.1%)
  6,400       Johnson Controls, Inc.                                                                 309
                                                                                                --------
              AUTOMOBILE MANUFACTURERS (0.1%)
 35,200       Ford Motor Co.                                                                         546
                                                                                                --------
              DEPARTMENT STORES (0.2%)
 13,400       Kohl's Corp.                                                                           818
                                                                                                --------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
 19,700       Carnival Corp.                                                                         893
                                                                                                --------
              SPECIALIZED CONSUMER SERVICES (0.1%)
 21,300       H&R Block, Inc.                                                                        717
                                                                                                --------
              Total Consumer Discretionary                                                         3,818
                                                                                                --------
              CONSUMER STAPLES (0.7%)
              -----------------------
              DRUG RETAIL (0.3%)
 17,100       Walgreens Boots Alliance, Inc.                                                       1,303
                                                                                                --------
              FOOD DISTRIBUTORS (0.1%)
 15,700       Sysco Corp.                                                                            623
                                                                                                --------
              HOUSEHOLD PRODUCTS (0.1%)
  6,500       Procter & Gamble Co.                                                                   592
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (0.1%)
  5,600       Wal-Mart Stores, Inc.                                                                  481
                                                                                                --------
              TOBACCO (0.1%)
  4,400       Philip Morris International, Inc.                                                      358
                                                                                                --------
              Total Consumer Staples                                                               3,357
                                                                                                --------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
 15,300       Chevron Corp.                                                                        1,716


================================================================================

14  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
 19,700       Occidental Petroleum Corp.                                                        $  1,588
                                                                                                --------
                                                                                                   3,304
                                                                                                --------
              OIL & GAS DRILLING (0.1%)
 26,900       Transocean Ltd.                                                                        493
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  7,360       California Resources Corp.                                                              41
  9,000       ConocoPhillips                                                                         621
 15,200       Marathon Oil Corp.                                                                     430
                                                                                                --------
                                                                                                   1,092
                                                                                                --------
              Total Energy                                                                         4,889
                                                                                                --------
              FINANCIALS (2.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
  4,900       State Street Corp.                                                                     385
                                                                                                --------
              CONSUMER FINANCE (0.2%)
 10,400       Capital One Financial Corp.                                                            859
                                                                                                --------
              DIVERSIFIED BANKS (0.8%)
 34,100       JPMorgan Chase & Co.                                                                 2,134
 26,900       Wells Fargo & Co.                                                                    1,475
                                                                                                --------
                                                                                                   3,609
                                                                                                --------
              LIFE & HEALTH INSURANCE (0.4%)
 31,900       MetLife, Inc.                                                                        1,725
                                                                                                --------
              REGIONAL BANKS (0.7%)
 32,200       BB&T Corp.                                                                           1,252
 15,700       Fifth Third Bancorp                                                                    320
 23,900       KeyCorp                                                                                332
 16,100       PNC Financial Services Group, Inc.                                                   1,469
                                                                                                --------
                                                                                                   3,373
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
 29,525       People's United Financial, Inc.                                                        448
                                                                                                --------
              Total Financials                                                                    10,399
                                                                                                --------
              HEALTH CARE (1.9%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
 10,200       Medtronic, Inc.                                                                        736
                                                                                                --------
              PHARMACEUTICALS (1.8%)
 42,100       AbbVie, Inc.                                                                         2,755
 19,100       Johnson & Johnson                                                                    1,998
 28,000       Merck & Co., Inc.                                                                    1,590
 60,200       Pfizer, Inc.                                                                         1,875
                                                                                                --------
                                                                                                   8,218
                                                                                                --------
              Total Health Care                                                                    8,954
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIALS (2.1%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
  9,200       Raytheon Co.                                                                      $    995
 10,500       United Technologies Corp.                                                            1,208
                                                                                                --------
                                                                                                   2,203
                                                                                                --------
              AIR FREIGHT & LOGISTICS (0.3%)
 10,700       United Parcel Service, Inc. "B"                                                      1,189
                                                                                                --------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
  3,500       Caterpillar, Inc.                                                                      320
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
 26,500       Eaton Corp. plc                                                                      1,801
                                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
 28,600       Republic Services, Inc.                                                              1,151
                                                                                                --------
              INDUSTRIAL CONGLOMERATES (0.5%)
100,400       General Electric Co.                                                                 2,537
                                                                                                --------
              INDUSTRIAL MACHINERY (0.1%)
  3,400       Stanley Black & Decker, Inc.                                                           327
                                                                                                --------
              Total Industrials                                                                    9,528
                                                                                                --------
              INFORMATION TECHNOLOGY (2.4%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.4%)
 75,510       Cisco Systems, Inc.                                                                  2,100
                                                                                                --------
              SEMICONDUCTORS (0.8%)
 58,600       Intel Corp.                                                                          2,127
 33,300       Texas Instruments, Inc.                                                              1,780
                                                                                                --------
                                                                                                   3,907
                                                                                                --------
              SYSTEMS SOFTWARE (0.5%)
 47,200       Microsoft Corp.                                                                      2,193
                                                                                                --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.7%)
 47,800       Hewlett-Packard Co.                                                                  1,918
 17,700       Seagate Technology plc                                                               1,177
                                                                                                --------
                                                                                                   3,095
                                                                                                --------
              Total Information Technology                                                        11,295
                                                                                                --------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
  4,500       LyondellBasell Industries N.V. "A"                                                     357
                                                                                                --------


================================================================================

16  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.1%)
 31,400       Freeport-McMoRan, Inc.                                                            $    733
                                                                                                --------
              PAPER PACKAGING (0.1%)
  7,800       Bemis Co., Inc.                                                                        353
                                                                                                --------
              PAPER PRODUCTS (0.1%)
  9,100       International Paper Co.                                                                488
                                                                                                --------
              Total Materials                                                                      1,931
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
 17,181       Verizon Communications, Inc.                                                           804
                                                                                                --------
              UTILITIES (0.1%)
              ----------------
              MULTI-UTILITIES (0.1%)
 16,500       CenterPoint Energy, Inc.                                                               387
                                                                                                --------
              Total Common Stocks (cost: $42,737)                                                 55,362
                                                                                                --------
              PREFERRED STOCKS (0.3%)

              ENERGY (0.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
  1,000       Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)                            1,038
                                                                                                --------
              EXCHANGE-TRADED FUNDS (0.2%)
 11,800       Energy Select Sector SPDR ETF (cost: $999)                                             934
                                                                                                --------
              Total U.S. Equity Securities (cost: $44,723)                                        57,334
                                                                                                --------
              INTERNATIONAL EQUITY SECURITIES (22.1%)

              COMMON STOCKS (1.9%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
 20,900       Unilever N.V.                                                                          816
                                                                                                --------
              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
 24,083       Royal Dutch Shell plc ADR "A"                                                        1,612
                                                                                                --------
              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
 33,300       HSBC Holdings plc ADR                                                                1,573
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.4%)
              ------------------
              PHARMACEUTICALS (0.4%)
 15,200       Novartis AG ADR                                                                   $  1,408
  6,700       Sanofi ADR                                                                             306
                                                                                                --------
                                                                                                   1,714
                                                                                                --------
              Total Health Care                                                                    1,714
                                                                                                --------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
 18,100       Rio Tinto plc ADR                                                                      833
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
 19,500       Rogers Communications, Inc. "B"                                                        758
 27,800       Vodafone Group plc ADR                                                                 950
                                                                                                --------
                                                                                                   1,708
                                                                                                --------
              Total Telecommunication Services                                                     1,708
                                                                                                --------
              UTILITIES (0.1%)
              ----------------
              MULTI-UTILITIES (0.1%)
  4,400       National Grid plc ADR                                                                  311
                                                                                                --------
              Total Common Stocks (cost: $8,690)                                                   8,567
                                                                                                --------

              EXCHANGE-TRADED FUNDS (16.7%)
200,000       EGShares Emerging Markets Consumer ETF                                               5,068
650,000       iShares Core MSCI Emerging Markets ETF                                              30,569
 80,000       iShares Global Timber & Forestry ETF                                                 4,235
150,000       iShares MSCI Global Agriculture Producers ETF                                        3,983
 58,139       iShares MSCI Turkey ETF                                                              3,158
 51,000       SPDR S&P Emerging Markets SmallCap ETF                                               2,261
400,000       SPDR S&P Global Natural Resources ETF                                               17,600
 84,304       WisdomTree Emerging Markets Equity Income Fund                                       3,554
 80,000       WisdomTree Emerging Markets SmallCap Dividend Fund                                   3,453
150,000       WisdomTree India Earnings Fund                                                       3,308
                                                                                                --------
              Total Exchange-Traded Funds (cost: $82,356)                                         77,189
                                                                                                --------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.5%)
390,000       WisdomTree Emerging Markets Local Debt Fund (cost: $19,532)                         16,224
                                                                                                --------
              Total International Equity Securities (cost: $110,578)                             101,980
                                                                                                --------

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (9.5%)

              GOLD (2.0%)

              AFRICAN GOLD COMPANIES (0.2%)
 18,500       AngloGold Ashanti Ltd. ADR*                                                       $    161
 90,000       Gold Fields Ltd. ADR                                                                   408
160,000       Harmony Gold Mining Co. Ltd. ADR*                                                      302
                                                                                                --------
                                                                                                     871
                                                                                                --------
              AUSTRALIAN GOLD COMPANIES (0.2%)
 77,800       Newcrest Mining Ltd.*                                                                  692
                                                                                                --------
              EUROPEAN GOLD COMPANIES (0.3%)
 21,500       Randgold Resources Ltd. ADR                                                          1,449
                                                                                                --------
              NORTH AMERICAN GOLD COMPANIES (1.1%)
 15,000       Agnico-Eagle Mines Ltd.                                                                373
 15,000       Alamos Gold, Inc.                                                                      107
 55,000       AuRico Gold, Inc.                                                                      181
304,600       B2Gold Corp.*                                                                          498
 11,200       Barrick Gold Corp.                                                                     120
105,000       Centerra Gold, Inc.                                                                    546
104,700       Dundee Precious Metals, Inc.*                                                          247
114,000       Eldorado Gold Corp.                                                                    693
 32,200       Goldcorp, Inc.                                                                         596
 46,000       Kinross Gold Corp.*                                                                    130
 50,000       New Gold, Inc.*                                                                        215
 12,300       Newmont Mining Corp.                                                                   233
 11,400       Royal Gold, Inc.                                                                       715
160,000       Semafo, Inc.*                                                                          410
 39,000       Yamana Gold, Inc.                                                                      157
                                                                                                --------
                                                                                                   5,221
                                                                                                --------
              SOUTH AMERICAN GOLD COMPANIES (0.2%)
 88,000       Compania de Minas Buenaventura S.A. ADR                                                841
                                                                                                --------
              Total Gold (cost: $16,773)                                                           9,074
                                                                                                --------
              PLATINUM GROUP METALS (0.0%)
 26,000       Impala Platinum Holdings Ltd.*(b) (cost: $650)                                         169
                                                                                                --------

              SILVER (0.2%)
 46,000       Pan American Silver Corp.                                                              423
 25,000       Silver Wheaton Corp.                                                                   509
                                                                                                --------
              Total Silver (cost: $1,321)                                                            932
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (7.3%)
 15,000       ETFS Physical Palladium Shares*                                                   $  1,162
  7,500       ETFS Platinum Trust*                                                                   878
800,000       iShares Gold Trust*                                                                  9,152
160,000       iShares Silver Trust*                                                                2,410
495,000       Powershares DB Commodity Index Tracking Fund*                                        9,133
551,000       PowerShares DB Oil Fund*                                                             8,651
 18,192       SPDR Gold Shares*                                                                    2,066
                                                                                                --------
              Total Exchange-Traded Funds (cost: $43,848)                                         33,452
                                                                                                --------
              Total Precious Metals and Commodity-Related Securities (cost: $62,592)              43,627
                                                                                                --------
              GLOBAL REAL ESTATE EQUITY SECURITIES (8.3%)

              COMMON STOCKS (4.7%)

              REITs - DIVERSIFIED (0.9%)
105,000       Cousins Properties, Inc.                                                             1,199
110,000       Spirit Realty Capital, Inc.                                                          1,308
 12,000       Vornado Realty Trust                                                                 1,413
                                                                                                --------
                                                                                                   3,920
                                                                                                --------
              REITs - HEALTH CARE (0.3%)
 20,000       Health Care REIT, Inc.                                                               1,513
                                                                                                --------
              REITs - HOTEL & RESORT (0.3%)
 90,000       Sunstone Hotel Investors, Inc.                                                       1,486
                                                                                                --------
              REITs - INDUSTRIAL (0.3%)
 30,000       ProLogis, Inc.                                                                       1,291
                                                                                                --------
              REITs - OFFICE (0.5%)
 40,000       BioMed Realty Trust, Inc.                                                              862
 11,000       Boston Properties, Inc.                                                              1,415
                                                                                                --------
                                                                                                   2,277
                                                                                                --------
              REITs - RESIDENTIAL (1.1%)
 16,600       American Campus Communities, Inc.                                                      686
 10,000       AvalonBay Communities, Inc.                                                          1,634
 25,000       Equity LifeStyle Properties, Inc.                                                    1,289
 21,000       Equity Residential                                                                   1,509
                                                                                                --------
                                                                                                   5,118
                                                                                                --------
              REITs - RETAIL (1.1%)
 10,100       Federal Realty Investment Trust                                                      1,348
 40,000       Kimco Realty Corp.                                                                   1,005
 13,200       Regency Centers Corp.                                                                  842


================================================================================

20  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
  7,000       Simon Property Group, Inc.                                                        $  1,275
  9,600       Taubman Centers, Inc.                                                                  734
                                                                                                --------
                                                                                                   5,204
                                                                                                --------
              REITs - SPECIALIZED (0.2%)
 10,020       American Tower Corp.                                                                   990
                                                                                                --------
              Total Common Stocks (cost: $18,851)                                                 21,799
                                                                                                --------

              EXCHANGE-TRADED FUNDS (3.6%)
400,000       SPDR Dow Jones International Real Estate ETF (cost: $16,378)                        16,628
                                                                                                --------
              Total Global Real Estate Equity Securities (cost: $35,229)                          38,427
                                                                                                --------

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)(g)      SECURITY                                           RATE        MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (43.9%)

              CORPORATE OBLIGATIONS (11.8%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$     1,000   L Brands, Inc.                                     6.95%        3/01/2033            1,050
                                                                                                --------
              CABLE & SATELLITE (0.1%)
GBP     120   Comcast Corp.                                      5.50        11/23/2029              237
                                                                                                --------
              SPECIALTY STORES (0.2%)
        980   Harbor Freight Tools USA, Inc.(c)                  4.75         7/26/2019              978
                                                                                                --------
              Total Consumer Discretionary                                                         2,265
                                                                                                --------
              CONSUMER STAPLES (0.3%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (0.3%)
EUR     350   Wal-Mart Stores, Inc.                              2.55         4/08/2026              476
JPY 100,000   Wal-Mart Stores, Inc.                              0.94         7/28/2015              838
                                                                                                --------
                                                                                                   1,314
                                                                                                --------
              Total Consumer Staples                                                               1,314
                                                                                                --------
              ENERGY (2.6%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      1,000   Exterran Partners, LP                              6.00         4/01/2021              880
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        500   Berry Petroleum Co.                                6.75        11/01/2020              402
      1,000   QEP Resources, Inc.                                6.80         3/01/2020            1,040

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)(g)      SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$      1,000  Samson Investment Co.(c)
                                                                 5.00%      9/25/2018           $    790
                                                                                                --------
                                                                                                   2,232
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.1%)
         398  Tesoro Corp.(c)                                    2.42       5/30/2016                397
                                                                                                --------
              OIL & GAS STORAGE & TRANSPORTATION (1.8%)
       1,000  Enbridge Energy Partners, LP                       8.05      10/01/2077              1,087
       1,000  Energy Transfer Partners, LP                       3.25(d)   11/01/2066                905
       1,000  Enterprise Products Operating, LLC                 7.00       6/01/2067              1,045
       1,000  Genesis Energy, LP & Genesis Energy Finance Corp.  5.75       2/15/2021                935
       1,000  Kinder Morgan, Inc.(a)                             5.00       2/15/2021              1,042
         325  Markwest Energy Partners Finance Corp.             6.25       6/15/2022                338
         854  NGPL PipeCo, LLC(c)                                6.75       9/15/2017                832
       1,000  NGPL PipeCo, LLC(a)                                9.63       6/01/2019              1,008
       1,310  Targa Resources Partners, LP                       6.88       2/01/2021              1,346
                                                                                                --------
                                                                                                   8,538
                                                                                                --------
              Total Energy                                                                        12,047
                                                                                                --------
              FINANCIALS (3.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
         890  NTC Capital I                                      0.75(d)    1/15/2027                756
         827  Walter Investment Management Corp.(c)              4.75      12/11/2020                749
                                                                                                --------
                                                                                                   1,505
                                                                                                --------
              DIVERSIFIED BANKS (0.5%)
JPY  100,000  Citigroup, Inc.                                    1.27       6/04/2018                859
                                                                                                --------
       2,000  JPMorgan Chase Capital XXI                         1.18(d)    1/15/2087              1,650
                                                                                                --------
                                                                                                   2,509
                                                                                                --------
              INVESTMENT BANKING & BROKERAGE (0.1%)
EUR      360  Goldman Sachs Group, Inc.                          4.00       2/02/2015                437
                                                                                                --------
              LIFE & HEALTH INSURANCE (0.8%)
       2,000  Lincoln National Corp.                             7.00       5/17/2066              2,012
       1,500  StanCorp Financial Group, Inc.                     6.90       6/01/2067              1,561
                                                                                                --------
                                                                                                   3,573
                                                                                                --------
              MULTI-LINE INSURANCE (0.6%)
       1,000  Genworth Holdings, Inc.                            6.15      11/15/2066                625
       2,000  Glen Meadow Pass-Through Trust(a)                  6.51       2/12/2067              1,965
                                                                                                --------
                                                                                                   2,590
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
MXN    4,000  General Electric Capital Corp.                     8.87       6/02/2018                304
                                                                                                --------

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)(g)      SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.4%)
$       500   HSB Group, Inc.(b)                                 1.14%(d)   7/15/2027           $    342
                                                                                                --------
      1,564   Oil Insurance Ltd.(a)                              3.24(d)            -(e)           1,408
                                                                                                --------
                                                                                                   1,750
                                                                                                --------
              REGIONAL BANKS (0.7%)
      1,000   CoBank ACB(a)                                      0.84(d)    6/15/2022                949
      1,000   First Maryland Capital Trust I                     1.23(d)    1/15/2027                870
      2,000   KeyCorp Capital I                                  0.98(d)    7/01/2028              1,650
                                                                                                --------
                                                                                                   3,469
                                                                                                --------
              Total Financials                                                                    16,137
                                                                                                --------
              HEALTH CARE (1.3%)
              ------------------
              BIOTECHNOLOGY (0.1%)
EUR     370   Amgen, Inc.                                        2.13       9/13/2019                477
                                                                                                --------
              HEALTH CARE FACILITIES (0.8%)
      1,000   Community Health Systems, Inc.                     7.13       7/15/2020              1,068
      1,500   HCA Holdings, Inc.                                 6.25       2/15/2021              1,601
      1,000   Tenet Healthcare Corp.                             6.00      10/01/2020              1,076
                                                                                                --------
                                                                                                   3,745
                                                                                                --------
              PHARMACEUTICALS (0.4%)
      1,500   Valeant Pharmaceuticals International, Inc.(a)     6.75       8/15/2021              1,573
                                                                                                --------
              Total Health Care                                                                    5,795
                                                                                                --------
              INDUSTRIALS (0.4%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
      1,000   Textron Financial Corp.(a)                         6.00       2/15/2067                910
                                                                                                --------
              INDUSTRIAL CONGLOMERATES (0.0%)
CAD     200   GE Capital Canada Funding Company                  5.73      10/22/2037                223
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      1,000   ILFC E-Capital Trust I(a)                          4.37(d)   12/21/2065                935
                                                                                                --------
              Total Industrials                                                                    2,068
                                                                                                --------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        491   SunGard Data Systems, Inc.                         7.38      11/15/2018                511
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250   IBM Corp.                                          2.20       2/10/2017                218
                                                                                                --------
              Total Information Technology                                                           729
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
$     1,000   Frontier Communications Corp.                      7.88%      1/15/2027           $  1,003
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        500   SBA Telecommunications, Inc.                       5.75       7/15/2020                511
                                                                                                --------
              Total Telecommunication Services                                                     1,514
                                                                                                --------
              UTILITIES (2.7%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
      1,350   NextEra Energy Capital Holdings, Inc.              6.65       6/15/2067              1,364
      2,000   PPL Capital Funding, Inc.                          6.70       3/30/2067              1,996
                                                                                                --------
                                                                                                   3,360
                                                                                                --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
      1,000   AES Corp.                                          7.38       7/01/2021              1,135
        963   Calpine Corp.(c)                                   4.00       4/01/2018                956
      1,000   NRG Energy, Inc.                                   6.63       3/15/2023              1,045
                                                                                                --------
                                                                                                   3,136
                                                                                                --------
              MULTI-UTILITIES (1.3%)
      1,000   Dominion Resources, Inc.                           2.56(d)    9/30/2066                947
      1,000   Integrys Energy Group, Inc.                        6.11      12/01/2066              1,002
      2,900   Puget Sound Energy, Inc.                           6.97       6/01/2067              2,985
      1,000   Wisconsin Energy Corp.                             6.25       5/15/2067              1,006
                                                                                                --------
                                                                                                   5,940
                                                                                                --------
              Total Utilities                                                                     12,436
                                                                                                --------
              Total Corporate Obligations (cost: $53,809)                                         54,305
                                                                                                --------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.4%)
      1,995   Nissan Motor Acceptance Corp.(a)                   0.95(d)    9/26/2016              2,008
                                                                                                --------
              ENERGY (0.7%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
      2,000   BP Capital Markets plc                             0.88(d)    9/26/2018              1,983
                                                                                                --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      1,000   Enbridge, Inc.                                     0.89(d)   10/01/2016              1,000
                                                                                                --------
              Total Energy                                                                         2,983
                                                                                                --------

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON                             VALUE
(000)(g)      SECURITY                                            RATE       MATURITY               (000)
---------------------------------------------------------------------------------------------------------
              FINANCIALS (1.9%)
              -----------------
              DIVERSIFIED BANKS (0.4%)
$      2,800  HSBC Bank plc                                       0.69%(d)           -(e)      $    1,867
                                                                                               ----------
              LIFE & HEALTH INSURANCE (0.2%)
       1,000  Great-West Life & Annuity Insurance Capital, LP(a)  7.15       5/16/2046              1,040
                                                                                               ----------
              MULTI-LINE INSURANCE (0.2%)
       1,000  ZFS Finance USA Trust II(a)                         6.45      12/15/2065              1,059
                                                                                               ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       1,000  KFW                                                 0.31(d)    3/13/2015              1,000
                                                                                               ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
       2,000  QBE Capital Funding III Ltd.(a)                     7.25       5/24/2041              2,183
                                                                                               ----------
              REINSURANCE (0.4%)
       1,500  Swiss Re Capital I, LP(a)                           6.85               -(e)           1,575
                                                                                               ----------
              Total Financials                                                                      8,724
                                                                                               ----------
              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
       1,000  Eldorado Gold Corp.(a)                              6.13      12/15/2020                975
                                                                                               ----------
              Total Eurodollar and Yankee Obligations (cost: $13,849)                              14,690
                                                                                               ----------
              FOREIGN CORPORATE BONDS (2.6%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
GBP      300  Volkswagen Financial Services N.V.                  1.25      12/15/2016                469
EUR      360  Volkswagen International Finance N.V.               3.50       2/02/2015                437
                                                                                               ----------
                                                                                                      906
                                                                                               ----------
              Total Consumer Discretionary                                                            906
                                                                                               ----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              DISTILLERS & VINTNERS (0.1%)
EUR      370  Bacardi Ltd.                                        2.75       7/03/2023                495
                                                                                               ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
GBP      130  BP Capital Markets plc                              4.33       2/10/2018                222
CAD      240  BP Capital Markets plc                              2.74       2/24/2017                209
                                                                                               ----------
                                                                                                      431
                                                                                               ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD      230  Trans-Canada Pipelines                              3.65      11/15/2021                210
                                                                                               ----------
              Total Energy                                                                            641
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)(g)      SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.6%)
CNY   1,900   Bank of China Ltd.                                 3.45%      1/16/2017           $    304
CAD     240   Bank of Nova Scotia                                3.04      10/18/2024                211
GBP     130   Barclays Bank plc                                  5.75       8/17/2021                244
EUR     340   BNP Paribas                                        5.43       9/07/2017                462
GBP     140   Commonwealth Bank of Australia                     3.88      12/14/2015                225
EUR     350   Danske Bank A/S                                    3.88       5/18/2016                445
GBP     130   Lloyds Bank plc                                    4.88       3/30/2027                251
EUR     360   Rabobank Nederland                                 3.75      11/09/2020                488
CAD     250   Royal Bank of Canada                               2.05       1/13/2015                215
                                                                                                --------
                                                                                                   2,845
                                                                                                --------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
CHF     450   Credit Suisse London                               2.13       2/05/2015                453
EUR     350   Deutsche Bank AG                                   5.00       6/24/2020                493
                                                                                                --------
                                                                                                     946
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
EUR     350   ING Bank N.V.                                      3.88       5/24/2016                445
EUR     360   KFW                                                1.88       3/20/2019                468
                                                                                                --------
                                                                                                     913
                                                                                                --------
              Total Financials                                                                     4,704
                                                                                                --------
              GOVERNMENT (0.4%)
              -----------------
              FOREIGN GOVERNMENT (0.4%)
EUR     350   European Financial Stability Facility              2.63       5/02/2019                469
EUR     360   European Financial Stability Facility              2.00       5/15/2017                456
EUR     700   European Union                                     2.75       9/21/2021                982
                                                                                                --------
                                                                                                   1,907
                                                                                                --------
              Total Government                                                                     1,907
                                                                                                --------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
EUR     350   Teva Pharmaceutical Finance IV B.V.                2.88       4/15/2019                462
                                                                                                --------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED METALS & MINING (0.4%)
EUR     350   BHP Billiton Finance Ltd.                          3.25       9/24/2027                509
AUD     480   BHP Billiton Finance Ltd.                          3.75      10/18/2017                401
EUR     380   Glencore Finance Dubai Ltd.                        1.75       5/19/2016                467
CHF     500   Glencore Finance Europe                            2.63      12/03/2018                537
                                                                                                --------
                                                                                                   1,914
                                                                                                --------

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)(g)      SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
              STEEL (0.1%)
EUR      370  Vale S.A.                                          3.75%      1/10/2023           $    465
                                                                                                --------
              Total Materials                                                                      2,379
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR      360  Deutsche Telekom International Finance B.V.        4.00       1/19/2015                437
                                                                                                --------
              Total Foreign Corporate Bonds (cost: $12,391)                                       11,931
                                                                                                --------

              FOREIGN GOVERNMENT OBLIGATIONS (1.1%)
              GOVERNMENT (1.1%)
              -----------------
CAD      240  Financement-Quebec                                 2.40      12/01/2018                213
EUR      340  Government of France                               3.25      10/25/2021                491
JPY   40,950  Japan                                              1.30       3/20/2019                360
JPY   42,450  Japan                                              0.80       6/20/2022                372
JPY  124,250  Japan                                              1.60       6/20/2030              1,171
JPY   38,550  Japan                                              2.20       6/22/2020                360
PLN      931  Poland Government Bond                             3.75       4/25/2018                278
CAD      185  Province of British Columbia                       5.70       6/18/2029                212
CAD      245  Province of Ontario                                2.85       6/02/2023                217
AUD      445  Queensland Treasury Corp.                          6.00       4/21/2016                380
EUR      340  Republic of Austria(a)                             3.15       6/20/2044                575
GBP      130  UK Treasury                                        3.75       9/07/2020                230
GBP      130  UK Treasury                                        4.25       3/07/2036                265
                                                                                                --------
                                                                                                   5,124
                                                                                                --------
              Total Foreign Government Obligations (cost: $5,573)                                  5,124
                                                                                                --------
              FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

              FINANCIALS (0.0%)
              -----------------
SEK    1,050  Kommuninvest I Sverige AB                          2.75       8/12/2015                136
                                                                                                --------
              Total Foreign Mortgage-Backed Securities (cost: $163)                                  136
                                                                                                --------
              ASSET-BACKED SECURITIES (1.6%)

              FINANCIALS (1.6%)
              -----------------
              ASSET-BACKED FINANCING (1.6%)
$      1,525  Access Group, Inc.(a)                              0.67(d)    2/25/2036              1,509
         177  Ari Fleet Lease Trust(a)                           0.71(d)    3/15/2020                177
         514  Arran Residential Mortgages Funding plc(a)         1.68(d)   11/19/2047                518
       1,979  Educational Funding of the South                   0.88(d)    4/25/2035              1,975
       1,552  Nelnet Student Loan Trust(a)                       0.77(d)    6/25/2041              1,559

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$     1,473   Trip Rail Master Funding, LLC(a)                   2.66%(d)   7/15/2041         $    1,510
                                                                                              ----------
                                                                                                   7,248
                                                                                              ----------
              Total Financials                                                                     7,248
                                                                                              ----------
              Total Asset-Backed Securities (cost: $7,283)                                         7,248
                                                                                              ----------
              COMMERCIAL MORTGAGE SECURITIES (1.8%)

              FINANCIALS (1.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
      1,000   GE Capital Commercial Mortgage Corp.               5.27       3/10/2044              1,014
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.04      10/15/2042              1,013
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.57       4/15/2043              1,035
      1,000   Merrill Lynch Mortgage Trust                       5.14       7/12/2038              1,021
        500   Merrill Lynch Mortgage Trust                       5.68       5/12/2039                503
      2,000   Morgan Stanley Capital I, Inc.                     5.49       3/12/2044              2,055
                                                                                              ----------
                                                                                                   6,641
                                                                                              ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
     26,517   Freddie Mac Pass-Through Certificates              1.65       6/25/2020              1,799
                                                                                              ----------
              Total Financials                                                                     8,440
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $8,217)                                  8,440
                                                                                              ----------
              U.S. TREASURY SECURITIES (21.8%)

              INFLATION-INDEXED NOTES (21.8%)
        486   1.63%, 1/15/2015                                                                       485
        182   0.50%, 4/15/2015                                                                       180
        388   1.88%, 7/15/2015                                                                       389
      1,951   2.00%, 1/15/2016                                                                     1,981
        417   2.50%, 7/15/2016                                                                       435
      1,614   2.38%, 1/15/2017                                                                     1,694
      3,389   0.13%, 4/15/2017                                                                     3,393
      1,590   2.63%, 7/15/2017                                                                     1,705
      1,189   1.63%, 1/15/2018                                                                     1,245
      5,481   0.13%, 4/15/2018                                                                     5,462
         31   1.38%, 7/15/2018                                                                        32
        238   2.13%, 1/15/2019                                                                       256
      3,547   0.13%, 4/15/2019                                                                     3,512
        338   1.88%, 7/15/2019                                                                       363
      4,766   1.38%, 1/15/2020                                                                     5,009
      8,889   1.25%, 7/15/2020                                                                     9,341
      4,594   1.13%, 1/15/2021                                                                     4,779

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE       MATURITY               (000)
--------------------------------------------------------------------------------------------------------
$     8,332   0.63%, 7/15/2021                                                                $    8,447
      9,371   0.13%, 1/15/2022                                                                     9,126
      4,744   0.13%, 7/15/2022                                                                     4,628
      9,784   0.13%, 1/15/2023                                                                     9,473
      5,989   0.38%, 7/15/2023                                                                     5,929
      3,053   0.63%, 1/15/2024                                                                     3,071
      3,000   0.13%, 7/15/2024                                                                     2,894
        656   2.38%, 1/15/2025                                                                       771
        433   2.00%, 1/15/2026                                                                       497
        393   2.38%, 1/15/2027                                                                       471
        349   1.75%, 1/15/2028                                                                       396
        282   3.63%, 4/15/2028                                                                       388
      7,000   2.50%, 1/15/2029                                                                     8,703
        439   3.88%, 4/15/2029                                                                       629
         90   3.38%, 4/15/2032                                                                       127
        232   2.13%, 2/15/2040                                                                       301
        381   2.13%, 2/15/2041                                                                       498
        485   0.75%, 2/15/2042                                                                       473
        176   0.63%, 2/15/2043                                                                       165
      2,751   1.38%, 2/15/2044                                                                     3,120
                                                                                              ----------
                                                                                                 100,368
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $100,726)                                    100,368
                                                                                              ----------
              Total Bonds (cost: $202,011)                                                       202,242
                                                                                              ----------

              MONEY MARKET INSTRUMENTS (2.7%)

              VARIABLE-RATE DEMAND NOTES (0.2%)

              MUNICIPAL BONDS (0.2%)
              ----------------------
              AIRPORT/PORT (0.2%)
        995   Clark County (LOC - Landesbank
               Baden-Wurttemberg)                                0.04%      7/01/2029                995
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.5%)
11,501,904    State Street Institutional Liquid Reserves Fund Premier Class, 0.07%(f)             11,502
                                                                                              ----------
              Total Money Market Instruments (cost: $12,497)                                      12,497
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $467,630)                                              $  456,107
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF CONTRACTS   SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.0%)
         200   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 28           $       -
                                                                                               ---------
         200   Call - SPDR Energy Select Sector expiring March 20, 2015 at 85                         33
                                                                                               ---------

               TOTAL PURCHASED OPTIONS (COST: $34)                                             $      33
                                                                                               =========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                         (LEVEL 1)             (LEVEL 2)           (LEVEL 3)
                                     QUOTED PRICES     OTHER SIGNIFICANT         SIGNIFICANT
                                 IN ACTIVE MARKETS            OBSERVABLE        UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS                INPUTS              INPUTS       TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                           $ 55,362              $      -                $  -    $ 55,362
  Preferred Stocks                               -                 1,038                   -       1,038
  Exchange-Traded Funds                        934                     -                   -         934
International Equity Securities:
  Common Stocks                              8,567                     -                   -       8,567
  Exchange-Traded Funds                     77,189                     -                   -      77,189
  Fixed-Income Exchange-Traded Funds        16,224                     -                   -      16,224
Precious Metals and Commodity-
Related Securities:
  Gold                                       9,074                     -                   -       9,074
  Platinum Group Metals                          -                   169                   -         169
  Silver                                       932                     -                   -         932
  Exchange-Traded Funds                     33,452                     -                   -      33,452
Global Real Estate Equity Securities:
  Common Stocks                             21,799                     -                   -      21,799
  Exchange-Traded Funds                     16,628                     -                   -      16,628
Bonds:
  Corporate Obligations                          -                53,963                 342      54,305
  Eurodollar and Yankee Obligations              -                14,690                   -      14,690
  Foreign Corporate Bonds                        -                11,931                   -      11,931
  Foreign Government Obligations                 -                 5,124                   -       5,124
  Foreign Mortgage-Backed Securities             -                   136                   -         136
  Asset-Backed Securities                        -                 7,248                   -       7,248
  Commercial Mortgage Securities                 -                 8,440                   -       8,440
  U.S. Treasury Securities                 100,368                     -                   -     100,368
Money Market Instruments:
  Variable-Rate Demand Notes                     -                   995                   -         995
  Money Market Funds                        11,502                     -                   -      11,502
Purchased Options                               33                     -                   -          33
--------------------------------------------------------------------------------------------------------
Total                                     $352,064              $103,734                $342    $456,140
--------------------------------------------------------------------------------------------------------

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                               CORPORATE
                                                                                             OBLIGATIONS
--------------------------------------------------------------------------------------------------------
Balance as of December 31, 2013                                                                     $  0
Purchases                                                                                              -
Sales                                                                                                  -
Transfers into Level 3                                                                               390
Transfers out of Level 3                                                                               -
Net realized gain (loss) on investments                                                                -
Change in net unrealized appreciation/depreciation of investments                                    (48)
--------------------------------------------------------------------------------------------------------
Balance as of December 31, 2014                                                                     $342
--------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through December 31, 2014, common stocks with a fair value of $305,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Corporate obligations with a fair value of $390,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, this security had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.2% of net assets at December 31, 2014.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

    loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    AUD     Australian dollars

    CAD     Canadian dollars

    CHF     Swiss Francs

    CNY     China Yuan Renminbi

    EUR     European Euros

    GBP     UK Pound Sterling

    JPY     Japanese Yen

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    MXN     Mexican Peso

    PLN     Polish Zloty

    REIT    Real estate investment trust

    SEK     Swedish Krona

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Security was fair valued at December 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $511,000, which represented 0.1% of the Fund's net assets.

    (c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

          by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2014.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Rate represents the money market fund annualized seven-day yield at December 31, 2014.

    (g)   In U.S. dollars unless otherwise noted.

     *    Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $467,630)                                $456,107
   Purchased options, at market value (cost of $34)                                                   33
   Cash                                                                                               54
   Cash denominated in foreign currencies (identified cost of $1,138)                              1,073
   Receivables:
       Capital shares sold                                                                           305
       Dividends and interest                                                                      2,064
       Securities sold                                                                             2,309
                                                                                                --------
           Total assets                                                                          461,945
                                                                                                --------
LIABILITIES
   Payables:
       Securities purchased                                                                          568
       Capital shares redeemed                                                                       264
   Accrued management fees                                                                           197
   Accrued transfer agent's fees                                                                      13
   Other accrued expenses and payables                                                               102
                                                                                                --------
           Total liabilities                                                                       1,144
                                                                                                --------
               Net assets applicable to capital shares outstanding                              $460,801
                                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $472,639
   Accumulated overdistribution of net investment income                                             (54)
   Accumulated net realized loss on investments                                                     (178)
   Net unrealized depreciation of investments and options                                        (11,524)
   Net unrealized depreciation of foreign currency translations                                      (82)
                                                                                                --------
               Net assets applicable to capital shares outstanding                              $460,801
                                                                                                ========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $78,826/7,890 shares outstanding)                             $   9.99
                                                                                                ========
       Institutional Shares (net assets of $381,975/38,204
           shares outstanding)                                                                  $  10.00
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $42)                                             $  6,119
   Interest                                                                                        6,489
                                                                                                --------
           Total income                                                                           12,608
                                                                                                --------
EXPENSES
   Management fees                                                                                 2,269
   Administration and servicing fees:
       Fund Shares                                                                                   121
       Institutional Shares                                                                          373
   Transfer agent's fees:
       Fund Shares                                                                                   187
       Institutional Shares                                                                          373
   Custody and accounting fees:
       Fund Shares                                                                                    36
       Institutional Shares                                                                          145
   Postage:
       Fund Shares                                                                                     3
       Institutional Shares                                                                           61
   Shareholder reporting fees:
       Fund Shares                                                                                     6
       Institutional Shares                                                                           17
   Trustees' fees                                                                                     22
   Registration fees:
       Fund Shares                                                                                    18
       Institutional Shares                                                                           23
   Professional fees                                                                                 109
   Other                                                                                              12
                                                                                                --------
           Total expenses                                                                          3,775
   Expenses reimbursed:
       Fund Shares                                                                                   (36)
       Institutional Shares                                                                         (166)
                                                                                                --------
           Net expenses                                                                            3,573
                                                                                                --------
NET INVESTMENT INCOME                                                                              9,035
                                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND OPTIONS
   Net realized gain (loss) on:
       Investments                                                                                 2,289
       Foreign currency transactions                                                                 (24)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                               (11,526)
       Foreign currency translations                                                                 (85)
       Options                                                                                        (1)
                                                                                                --------
           Net realized and unrealized loss                                                       (9,347)
                                                                                                --------
   Decrease in net assets resulting from operations                                             $   (312)
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------------------------------
                                                                                    2014            2013
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                        $  9,035        $  8,541
   Net realized gain on investments                                                2,289           1,493
   Net realized gain (loss) on foreign currency transactions                         (24)              9
   Change in net unrealized appreciation/depreciation of:
       Investments                                                               (11,526)        (10,431)
       Foreign currency translations                                                 (85)              4
       Options                                                                        (1)              -
                                                                                ------------------------
           Decrease in net assets resulting from operations                         (312)           (384)
                                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                                (1,559)         (1,649)
       Institutional Shares                                                       (7,996)         (6,867)
                                                                                ------------------------
           Total distributions of net investment income                           (9,555)         (8,516)
                                                                                ------------------------
   Net realized gains:
       Fund Shares                                                                  (493)           (205)
       Institutional Shares                                                       (2,371)           (876)
                                                                                ------------------------
           Total distributions of net realized gains                              (2,864)         (1,081)
                                                                                ------------------------
   Distributions to shareholders                                                 (12,419)         (9,597)
                                                                                ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                     3,140           9,630
   Institutional Shares                                                           58,152         113,622
                                                                                ------------------------
           Total net increase in net assets from capital share transactions       61,292         123,252
                                                                                ------------------------
   Net increase in net assets                                                     48,561         113,271

NET ASSETS
   Beginning of year                                                             412,240         298,969
                                                                                ------------------------
   End of year                                                                  $460,801        $412,240
                                                                                ========================
Accumulated undistributed (overdistribution of) net investment income:
   End of year                                                                  $    (54)       $    185
                                                                                ========================

See accompanying notes to financial statements.

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this annual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because the Fund may be more susceptible to risk associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

         what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

         the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks and platinum group metals securities, which are valued based on methods discussed in Note 1A2, certain bonds, which are valued based on methods discussed in Note 1A5, and variable-rate demand notes, which are valued at amortized cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at December 31, 2014, did not include master netting provisions.

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2014*
    (IN THOUSANDS)

                                  ASSET DERIVATIVES                   LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------
                             STATEMENT OF                         STATEMENT OF
DERIVATIVES NOT              ASSETS AND                           ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                          LIABILITIES
HEDGING INSTRUMENTS          LOCATION            FAIR VALUE       LOCATION            FAIR VALUE
--------------------------------------------------------------------------------------------------
Equity contracts             Purchased
                             options                $33              -                    -
--------------------------------------------------------------------------------------------------

  * For open derivative instruments as of December 31, 2014, see the portfolio of investments, which also is indicative of activity for the year ended December 31, 2014.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2014 (IN THOUSANDS)

                                                                                   CHANGE IN
                                                                                   UNREALIZED
DERIVATIVES NOT                                              REALIZED              APPRECIATION
ACCOUNTED FOR AS        STATEMENT OF                         GAIN (LOSS)           (DEPRECIATION)
HEDGING INSTRUMENTS     OPERATIONS LOCATION                  ON DERIVATIVES        ON DERIVATIVES
--------------------------------------------------------------------------------------------------
Equity contracts        Net realized gain (loss) on               $-                   $(1)
                        options / Change in net unrealized
                        appreciation/depreciation of options
--------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

    investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

48  | USAA REAL RETURN FUND

================================================================================

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2014, the Fund paid CAPCO facility fees of $2,000, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency, distributions re-designation, partnership basis, non-REIT return of capital dividend, passive foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

investment corporation, grantor trusts expense, TIPS, and hybrid interest accrual adjustments resulted in reclassifications to the statement of assets and liabilities to decrease overdistribution of net investment income and increase accumulated net realized loss on investments by $281,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2014, and 2013, was as follows:

                                                              2014                          2013
                                                           -----------------------------------------
Ordinary income*                                           $10,403,000                    $8,658,000
Long-term realized capital gain                              2,016,000                       939,000
                                                           -----------                    ----------
  Total distributions paid                                 $12,419,000                    $9,597,000
                                                           ===========                    ==========

As of December 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains                                                   $    519,000
Unrealized depreciation of investments                                                   (12,357,000)

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend, partnership basis, grantor trusts expense, and TIPS adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

At December 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2014, were $156,392,000 and $104,867,000, respectively.

As of December 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $468,416,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2014, for federal income tax purposes, were $24,406,000 and $36,682,000, respectively, resulting in net unrealized depreciation of $12,276,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                     YEAR ENDED                YEAR ENDED
                                                 DECEMBER 31, 2014          DECEMBER 31, 2013
----------------------------------------------------------------------------------------------
                                              SHARES        AMOUNT       SHARES         AMOUNT
                                              ------------------------------------------------
FUND SHARES:
Shares sold                                    1,976     $  20,688        2,578      $  26,883
Shares issued from
 reinvested dividends                            196         2,027          179          1,829
Shares redeemed                               (1,872)      (19,575)      (1,842)       (19,082)
                                              ------------------------------------------------
Net increase from capital
 share transactions                              300     $   3,140          915      $   9,630
                                              ================================================
INSTITUTIONAL SHARES:
Shares sold                                    8,876     $  93,664       12,716      $ 131,661
Shares issued from
  reinvested dividends                           999        10,366          758          7,743
Shares redeemed                               (4,396)      (45,878)      (2,483)       (25,782)
                                              ------------------------------------------------
Net increase from capital
 share transactions                            5,479     $  58,152       10,991      $ 113,622
                                              ================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended June 30, 2014, there were no subadvisers.


================================================================================

52  | USAA REAL RETURN FUND

================================================================================

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2014, the Fund incurred management fees, paid or payable to the Manager, of $2,269,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended December 31, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $121,000 and $373,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2014, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through May 1, 2014, to limit the total annual operating expenses of the Fund Shares and the Institutional Shares to 0.85% and 0.65%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement could not be changed or terminated through May 1, 2014, without approval of the Board, and could be changed or terminated by the Manager at any time after that date. Effective May 1, 2014, the Manager terminated this agreement for the Fund Shares and the Institutional Shares. For the year ended December 31, 2014, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $36,000 and $166,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended December 31, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $187,000 and $373,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      3.5
USAA Target Retirement 2020 Fund                                        5.9
USAA Target Retirement 2030 Fund                                        9.0
USAA Target Retirement 2040 Fund                                        7.9
USAA Target Retirement 2050 Fund                                        3.5
USAA Target Retirement 2060 Fund                                        0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

================================================================================

54  | USAA REAL RETURN FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                                        NET REALIZED
                                                       COST TO         GAIN (LOSS) TO
         SELLER                  PURCHASER            PURCHASER           SELLER
-------------------------------------------------------------------------------------
USAA Cornerstone              USAA Real
 Moderately Aggressive Fund    Return Fund           $2,094,000              $123,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES
Per share operating performance for a share outstanding throughout each period is as follows:

                                                 YEAR ENDED                                   PERIOD ENDED
                                                DECEMBER 31,                                  DECEMBER 31,
                              ----------------------------------------------------------------------------
                                  2014             2013          2012               2011           2010***
                              ----------------------------------------------------------------------------
Net asset value at
 beginning of period          $  10.22         $  10.52       $  9.84           $  10.02       $  10.00
                              -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .20              .22           .38                .34            .08(a)
 Net realized and
  unrealized gain (loss)          (.17)            (.27)          .71               (.12)           .00(a),(b)
                              -------------------------------------------------------------------------
Total from investment
 operations                        .03             (.05)         1.09                .22            .08(a)
                              -------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.20)            (.22)         (.32)              (.34)          (.06)
 Realized capital gains           (.06)            (.03)         (.09)              (.06)             -
                              -------------------------------------------------------------------------
Total distributions               (.26)            (.25)         (.41)              (.40)          (.06)
                              -------------------------------------------------------------------------
Net asset value at
 end of period                $   9.99         $  10.22       $ 10.52           $   9.84       $  10.02
                              =========================================================================
Total return (%)*                  .27             (.44)        11.13               2.18            .78
Net assets at
 end of period (000)          $ 78,826         $ 77,567       $70,209           $167,716       $115,893
Ratios to average
 net assets:**
 Expenses (%)(d)                   .94(e)           .85           .85                .85            .85(c)
 Expenses, excluding
  reimbursements (%)(d)            .99             1.22          1.51               1.48           1.61(c)
 Net investment
 income (%)                       1.84             2.24          3.14               3.50           3.33(c)
Portfolio turnover (%)              24               41            24                 24              2

   * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
  ** For the year ended December 31, 2014, average net assets were
     $80,719,000.
 *** Fund Shares commenced operations on October 18, 2010.
 (a) Calculated using average shares.
 (b) Represents less than $0.01 per share.
 (c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (d) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -             (.00%)(+)     (.00%)(+)          (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
 (e) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.85% of the Fund Shares' average net assets.

================================================================================

56  | USAA REAL RETURN FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 YEAR ENDED                                   PERIOD ENDED
                                                DECEMBER 31,                                  DECEMBER 31,
                              ----------------------------------------------------------------------------
                                  2014             2013          2012               2011           2010***
                              ----------------------------------------------------------------------------
Net asset value at
  beginning of period         $  10.23         $  10.53       $  9.85           $  10.03       $  10.00
                              -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .22              .25           .32                .36            .09(a)
 Net realized and
   unrealized gain (loss)         (.17)            (.28)          .79               (.12)           .00(a),(b),(e)
                              -------------------------------------------------------------------------
Total from investment
 operations                        .05             (.03)         1.11                .24            .09(a)
                              -------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.22)            (.24)         (.34)              (.36)          (.06)
 Realized capital gains           (.06)            (.03)         (.09)              (.06)             -
                              -------------------------------------------------------------------------
Total distributions               (.28)            (.27)         (.43)              (.42)          (.06)
                              -------------------------------------------------------------------------
Net asset value at
 end of period                $  10.00         $  10.23      $  10.53            $  9.85       $  10.03
                              =========================================================================
Total return (%)*                  .46             (.24)        11.38               2.38            .91
Net assets at
 end of period (000)          $381,975         $334,673      $228,760            $46,694       $ 30,924
Ratios to average
 net assets:**
 Expenses (%)(c)                   .75(f)           .65           .65                .65            .65(d)
 Expenses, excluding
   reimbursements (%)(c)           .80              .81           .81                .76            .84(d)
 Net investment income (%)        2.02             2.43          3.58               3.71           3.33(d)
Portfolio turnover (%)              24               41            24                 24              2

   * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
  ** For the year ended December 31, 2014, average net assets were
     $373,254,000.
 *** Institutional Shares commenced operations on October 18, 2010.
 (a) Calculated using average shares.
 (b) Represents less than $0.01 per share.
 (c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
     Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -             (.00%)(+)     (.00%)(+)          (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
 (d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.
 (f) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional
     Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

EXPENSE EXAMPLE

December 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2014, through December 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

58  | USAA REAL RETURN FUND

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                            BEGINNING             ENDING               DURING PERIOD*
                                          ACCOUNT VALUE        ACCOUNT VALUE            JULY 1, 2014 -
                                           JULY 1, 2014      DECEMBER 31, 2014        DECEMBER 31, 2014
                                          -------------------------------------------------------------
FUND SHARES
Actual                                        $1,000.00            $  935.70                 $4.83

Hypothetical
 (5% return before expenses)                   1,000.00             1,020.21                  5.04

INSTITUTIONAL SHARES
Actual                                         1,000.00               936.70                  3.91

Hypothetical
 (5% return before expenses)                   1,000.00             1,021.17                  4.08

*Expenses are equal to the annualized expense ratio of 0.99% for Fund Shares and 0.80% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (6.43)% for Fund Shares and (6.33)% for Institutional Shares for the six-month period of July 1, 2014, through December 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

60  | USAA REAL RETURN FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (02/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (08/11-04/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (09/07-09/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (03/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over one year's experience as a Board Member of the USAA family of funds. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6, 8)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

62  | USAA REAL RETURN FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over three years as a Board Member of the USAA family of funds. Paul
L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

  (2)  Member of Executive Committee.

  (3)  Member of Audit Committee.

  (4)  Member of Pricing and Investment Committee.

  (5)  Member of Corporate Governance Committee.

  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

  (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.

  (8) Ms. Hawley was designated as an Audit Committee Financial Expert by the Funds' Board in September 2014.

  (+)  Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

64  | USAA REAL RETURN FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (06/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (04/10-06/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Assistant Vice President, Lead Securities Attorney, FASG General Counsel, USAA (11/14-present); Executive Director, FASG General Counsel (04/13-11/14); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

66  | USAA REAL RETURN FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
          (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201625-0215

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         We know what it means to serve.(R)
   =============================================================================
   94421-0215                                (C)2015, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 24, 2014, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


On November 18, 2008, and September 24, 2014, respectively, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley as the Board's audit committee financial experts. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2014 and 2013 were $419,808 and $419,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2014 and 2013 were $67,300 and $78,650, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax services relating to the PFIC Analyzer Service for fiscal years ended December 31, 2014 and 2013 were $15,164 and $0, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2014 and 2013 were $67,300 and $406,468, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

Approved and adopted by the Investment Code of Ethics Committee:
August 27, 2014

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 24, 2014

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     02/24/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/26/2015
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.